FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) - Derivative Financial Instruments, Liabilities [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 6,759
Initial fair value of derivative liabilities at issuance	4,447	2,468
Change in fair value	7,040	4,291
Extinguishment of derivative liability	(18,246)
Balance at ending		$ 6,759